GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill by Reporting Units

The changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2011, 2012 and 2013, consisted of the following:

	China	Japan	U.S. and Canada	Total

Balance, as of January 1, 2012	$9,765	$204	$14,628	$24,597
Acquisition of Abovenet (Note 3)	—	—	714	714
Acquisition of Jiangchen (Note 3)	1,536	—	—	1,536
Foreign exchange differences	116	2	18	136

Balance, as of December 31, 2012	$11,417	$206	$15,360	$26,983
Acquisition of Ruantong Xutian (Note 3)	4,349	—	—	4,349
Acquisition of LDeasy (Note 3)	910	—	—	910
Foreign exchange differences	483	7	(47)	442

Balance, as of December 31, 2013	$17,159	$213	$15,313	$32,684